CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares
Long-term borrowings (including Long-term borrowings of the consolidated variable interest entities "VIEs") without recourse to the primary beneficiary of nil and RMB 1,546 as of December 31, 2021 and 2022, respectively)	¥ 1,500	$ 224
Warrant liability	¥ 24,376	$ 3,534
Treasury stock, common, shares	14,907,047	14,907,047	14,907,047
Deferred Income Tax Liabilities, Net | ¥			¥ 5,451
Operating Lease, Liability, Noncurrent	¥ 7,494	$ 1,087	1,475
Other Liabilities, Noncurrent	492	$ 71	¥ 957
Consolidated VIEs primary beneficiary
Long-term borrowings (including Long-term borrowings of the consolidated variable interest entities "VIEs") without recourse to the primary beneficiary of nil and RMB 1,546 as of December 31, 2021 and 2022, respectively) | ¥	1,546
Operating Lease, Liability, Noncurrent | ¥	¥ 605
Class A ordinary shares
Common stock, par value per share (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Common stock, shares authorized	800,000,000	800,000,000	800,000,000
Common stock, shares issued	339,475,403	339,475,403	268,202,667
Common stock, shares outstanding	327,422,449	327,422,449	252,501,213
Class B ordinary shares
Common stock, par value per share (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Common stock, shares authorized	60,000,000	60,000,000	60,000,000
Common stock, shares issued	55,260,580	55,260,580	55,260,580
Common stock, shares outstanding	55,260,580	55,260,580	55,260,580